UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

April 30, 2019

NFS-QTLY-0619
1.800344.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.3%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.61% 5/7/19, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.61% 5/7/19, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 2.48% 5/7/19, VRDN (a)(b)	1,800,000	1,800,000
		3,400,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 2.52% 5/7/19, VRDN (a)(b)	2,400,000	2,400,000
Series 2003 B, 2.54% 5/7/19, VRDN (a)(b)	300,000	300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 2.41% 5/7/19, VRDN (a)	100,000	100,000
Series I, 2.41% 5/7/19, VRDN (a)	1,000,000	1,000,000
		3,800,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.4% 5/7/19, VRDN (a)	1,400,000	1,400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	3,700,000	3,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	200,000	200,000
		5,300,000
Kentucky - 0.0%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 2.35% 5/7/19, VRDN (a)(b)	200,000	200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 2.57% 5/7/19, VRDN (a)	900,000	900,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.61% 5/7/19, VRDN (a)(b)	3,400,000	3,400,000
New York - 64.2%
New York City Gen. Oblig.:
Series 2013 A2, 2.35% 5/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,150,000	3,150,000
Series 2015 F6, 2.3% 5/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,750,000	5,750,000
Series 2104 1, 2.3% 5/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,975,000	3,975,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 2.16% 5/7/19, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 2.45% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,180,000	4,180,000
(East 165th Street Proj.) Series A, 2.41% 5/7/19, LOC Citibank NA, VRDN (a)(b)	6,465,000	6,465,000
(Granite Terrace Apts. Proj.) Series A, 2.42% 5/7/19, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Intervale Gardens Apts.) Series A, 2.42% 5/7/19, LOC Citibank NA, VRDN (a)(b)	3,115,000	3,115,000
(Related-Upper East Proj.) Series A, 2.12% 5/7/19, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	37,000,000	37,000,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 2.45% 5/7/19, LOC Citibank NA, VRDN (a)(b)	4,965,000	4,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 2.47% 5/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,200,000	6,200,000
Series 2014 AA, 2.3% 5/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,900,000	3,900,000
New York City Transitional Fin. Auth. Rev.:
Series 2016 E4, 2.3% 5/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,595,000	3,595,000
Series 2018 A4, 2.3% 5/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,465,000	3,465,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 2.33% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	31,840,000	31,840,000
(505 West 37th Street Proj.) Series 2008 A, 2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,890,000	8,890,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 2.45% 5/7/19, LOC Mizuho Bank Ltd., VRDN (a)(b)	10,000,000	10,000,000
Series 2004 C2, 2.45% 5/7/19, LOC Mizuho Bank Ltd., VRDN (a)(b)	30,310,000	30,310,000
Series 2004 C3, 2.16% 5/7/19, LOC Mizuho Bank Ltd., VRDN (a)(b)	22,400,000	22,400,000
Series 2010 A2, 2.45% 5/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	20,400,000	20,400,000
Series 2010 A3, 2.34% 5/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	20,300,000	20,300,000
Series 2010 A, 2.16% 5/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	15,900,000	15,900,000
Series 2010 A4, 2.25% 5/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	15,100,000	15,100,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 2.7% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,395,000	1,395,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Spring Creek Hsg. Proj.) Series 2006 A, 2.44% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	24,000,000	24,000,000
(State Renaissance Court Proj.) Series A, 2.42% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	2,850,000	2,850,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Linden Plaza Proj.) Series 2008 A, 2.45% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	48,280,000	48,280,000
(Rivereast Apts. Proj.) Series A, 2.42% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	23,975,000	23,975,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2006 A, 2.16% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 2.45% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	4,815,000	4,815,000
(Sea Park East Hsg. Proj.) Series 2004 A, 2.39% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 2.16% 5/7/19, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	19,350,000	19,350,000
(Courtland Avenue Apts. Proj.) Series A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	7,905,000	7,905,000
(Louis Nine Boulevard Apts. Proj.) Series A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 2.42% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	5,840,000	5,840,000
(West 48th Street Dev. Proj.) Series 2001 A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	18,600,000	18,600,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	37,900,000	37,900,000
(255 West 9th Street Proj.) Series 2001 A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
(Sierra Dev. Proj.) Series A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	41,000,000	41,000,000
(Westport Dev. Proj.) Series 2004 A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
New York Hsg. Fin. Agcy. Rev.:
(240 East 39th Street Hsg. Proj.) Series 1997 A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.44% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	23,295,000	23,295,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 2.45% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	54,315,000	54,314,997
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	15,900,000	15,900,000
Series 1999 A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	28,500,000	28,500,000
(East 39th Street Hsg. Proj.) Series 1999 A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(Tribeca Park Proj.) Series 1997 A, 2.2% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(West 20th Street Proj.) Series 2001 A, 2.45% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	15,175,000	15,175,000
Series 1997 A, 2.16% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Series 2004 A, 2.45% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	9,000,000	9,000,000
Series 2008 A, 2.43% 5/7/19, LOC Fannie Mae, VRDN (a)(b)	43,840,000	43,840,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 2.45% 5/7/19, LOC Citibank NA, VRDN (a)(b)	4,150,000	4,150,000
		966,144,997
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 1991 1, 2.38% 5/30/19, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 2, 2.38% 5/30/19, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 2.35% 5/30/19, VRDN (a)(c)	500,000	500,000
Series 1997 1, 2.35% 5/30/19, VRDN (a)(c)	500,000	500,000
Series 1997 2, 2.35% 5/30/19, VRDN (a)(c)	1,500,000	1,500,000
		17,700,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.48% 5/7/19, VRDN (a)(b)	3,000,000	3,000,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2.61% 5/7/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.56% 5/7/19, VRDN (a)(b)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,012,605,997)		1,012,605,997

Tender Option Bond - 15.5%
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	200,000	200,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,710,000	1,710,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,500,000	4,500,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	300,000	300,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 2.55%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	600,000	600,000
		900,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,300,000	4,300,000
New York - 10.2%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters XX 11 00, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,800,000	4,800,000
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 2.43%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,100,000	2,100,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XF 05 51, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,550,000	6,550,000
Series Floaters XF 06 77, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,500,000	2,500,000
Series Floaters XF 24 57, 2.35% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,666,500	5,666,500
Series Floaters XM 07 00, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,000,000	4,000,000
Series Floaters ZM 07 37, 2.38% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,030,000	2,030,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,600,000	7,600,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 2.43%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,265,000	3,265,000
Participating VRDN:
Series DB 8030, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,745,000	4,745,000
Series DB 8036, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,610,000	3,610,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series DB 8031, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	6,645,000	6,645,000
Series Floaters XF 10 11, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,345,000	16,345,000
Series Floaters ZM 05 47, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,500,000	3,500,000
Series MS 3362, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000,000	5,000,000
Series MS 3373, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	855,000	855,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 03, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,050,000	5,050,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Floaters XM 06 20, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,030,000	1,030,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MS 3358, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,165,000	5,165,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,195,000	4,195,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,091,000	3,091,000
2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	30,000,000	30,000,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 2.37% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,975,000	7,975,000
Series Floaters XM 00 89, 2.37% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,790,000	3,790,000
Series Floaters XX 10 38, 2.37% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,000,000	7,000,000
New York Univ., Bonds Series Solar 0034, 2.43%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,100,000	3,100,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,460,000	1,460,000
		153,867,500
New York And New Jersey - 3.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 ZF0326, 2.38% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,415,000	5,415,000
Series 16 ZF0367, 2.38% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	985,000	985,000
Series 16 ZM0160, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	7,700,000	7,700,000
Series DB 8033, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,995,000	2,995,000
Series Floaters XF 06 83, 2.37% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,400,000	1,400,000
Series Floaters XF 24 88, 2.35% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	1,700,000	1,700,000
Series Floaters XM 06 16, 2.35% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	10,700,000	10,700,000
Series Floaters YX 10 34, 2.38% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 02 69, 2.37% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,200,000	2,200,000
Series Putters 15 XM013, 2.38% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,500,000	6,500,000
Series ROC 14086, 2.35% 5/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	7,200,000	7,200,000
		48,395,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.42% 5/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,480,000	1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,000,000	2,000,000
		3,680,000
Pennsylvania - 0.4%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,500,000	2,500,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,200,000	1,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,400,000	1,400,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	500,000	500,000
		5,600,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,600,000	2,600,000
Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	8,000,000	8,000,000
TOTAL TENDER OPTION BOND
(Cost $233,752,500)		233,752,500

Other Municipal Security - 16.5%
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(f)	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.85% tender 5/2/19, CP mode (b)	6,500,000	6,500,000
Series A1:
2.25% tender 6/4/19, CP mode (b)	4,600,000	4,600,000
2.3% tender 6/4/19, CP mode (b)	500,000	500,000
		11,600,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.426%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,800,000	1,800,151
New York - 15.4%
Albany City School District BAN Series 2018 B, 3% 8/2/19	14,550,000	14,594,000
Babylon Union Free School District TAN Series 2018, 3% 6/21/19	3,600,000	3,604,864
Baldwinsville Central School District BAN Series 2018, 3% 10/25/19	13,032,400	13,090,169
Bay Shore Union Free School District TAN Series 2018, 3% 6/21/19	17,700,000	17,724,876
Bayport-Blue Point Union Free School District TAN Series 2018, 3% 6/25/19	6,800,000	6,810,427
Central Islip Union Free School District TAN Series 2018, 3% 6/27/19	4,600,000	4,606,544
Commack Union Free School District TAN Series 2018, 3% 6/26/19	16,800,000	16,827,752
Coxsackie Athens N Y Cent School District BAN Series 2018, 3% 6/7/19	8,100,000	8,109,106
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	7,425,000	7,495,205
Elwood Union Free School District:
BAN Series 2018, 3% 9/18/19	2,700,000	2,710,149
TAN Series 2018, 3% 6/21/19	6,500,000	6,509,513
Harborfields Central School District Greenlawn BAN Series 2018, 4% 9/5/19	3,500,000	3,524,719
Jericho Union Free School District TAN Series 2018, 3% 6/21/19	5,100,000	5,107,316
Kenmore-Tonawanda Union Free School District BAN Series 2018, 3% 6/13/19	10,800,000	10,811,668
Middletown BAN Series 2018 B, 3% 8/28/19	5,100,000	5,114,861
Middletown City School District BAN Series 2018, 2.75% 6/20/19	1,400,000	1,401,661
New York Thruway Auth. Gen. Rev. Bonds Series 2013 A, 5% 5/1/19	14,515,000	14,515,000
North Tonawanda City School District BAN Series 2018, 3.25% 8/23/19	3,830,000	3,843,156
Oceanside Union Free School District TAN Series 2018, 3% 6/26/19	10,400,000	10,415,545
Patchogue Medford Union Free School District TAN Series 2018, 3% 6/25/19	17,800,000	17,825,938
Port Washington Union Free School District BAN Series 2018, 4% 8/7/19	7,800,000	7,840,578
Riverhead Central School District BAN Series 2018, 3% 9/13/19	1,628,000	1,634,196
Sachem Central School District of Holbrook TAN Series 2018, 3.5% 6/25/19	5,000,000	5,011,688
Three Village Central School District TAN Series 2018, 2.75% 6/27/19	14,700,000	14,719,729
Tonawanda Town BAN Series 2018, 3.5% 8/29/19	4,400,000	4,422,705
Washingtonville N Y Cent School D BAN Series 2019, 2.75% 6/26/19	10,800,000	10,812,052
West Islip Union Free School District:
BAN Series 2018, 3% 7/24/19	6,900,000	6,919,024
TAN Series 2018:
3.25% 6/21/19	5,100,000	5,108,406
4% 6/21/19	850,000	852,166
		231,963,013
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 1.95% 7/10/19, CP	1,300,000	1,300,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.396%, tender 5/21/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,400,000	1,400,144
TOTAL OTHER MUNICIPAL SECURITY
(Cost $248,163,308)		248,163,308
	Shares	Value

Investment Company - 0.3%
Fidelity Municipal Cash Central Fund, 2.34% (g)(h)
(Cost $3,880,000)	3,879,612	3,880,000
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,498,401,805)		1,498,401,805
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,489,758
NET ASSETS - 100%		$1,504,891,563

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,190,000 or 2.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$2,500,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,710,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$4,500,000
Dignity Health Participating VRDN Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 2.55%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$2,600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,300,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$1,400,000
Port Auth. of New York & New Jersey Series 1991 1, 2.38% 5/30/19, VRDN	4/15/19	$8,800,000
Port Auth. of New York & New Jersey Series 1991 2, 2.38% 5/30/19, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 2.35% 5/30/19, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 2.35% 5/30/19, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 2.35% 5/30/19, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$29,343
Total	$29,343

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

April 30, 2019

SNM-QTLY-0619
1.800352.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.7%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 2.4% 5/7/19, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 2.4% 5/7/19, VRDN (a)	2,000,000	2,000,000
		4,000,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 2.39% 5/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	7,800,000	7,800,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 2.41% 5/7/19, VRDN (a)	1,700,000	1,700,000
Series I, 2.41% 5/7/19, VRDN (a)	700,000	700,000
		2,400,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2.4% 5/7/19, VRDN (a)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	300,000	300,000
(Western Resources, Inc. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	3,900,000	3,900,000
		5,800,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.57% 5/7/19, VRDN (a)	5,800,000	5,800,000
Series 2010 B1, 2.45% 5/7/19, VRDN (a)	5,200,000	5,200,000
		11,000,000
New York - 33.8%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 2.37% 5/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,765,000	4,765,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 2.39% 5/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,165,000	5,165,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 2.4% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	17,775,000	17,775,000
Nassau Health Care Corp. Rev.:
Series 2009 B2, 2.38% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Series 2009 C1, 2.3% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,220,000	1,220,000
Series 2009 D1, 2.28% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	1,090,000	1,090,000
New York City Gen. Oblig.:
Series 2006 I6, 2.29% 5/1/19 (Liquidity Facility Bank of New York, New York), VRDN (a)	5,285,000	5,285,000
Series 2008 J6, 2.32% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,000,000	8,000,000
Series 2012 G6, 2.32% 5/1/19 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	2,100,000	2,100,000
Series 2013 A2, 2.35% 5/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,000,000	7,000,000
Series 2015 F5, 2.3% 5/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,200,000	6,200,000
Series 2017 A-7, 2.31% 5/1/19 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	2,360,000	2,360,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Mercy College Proj.) Series A, 2.45% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	2,670,000	2,670,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 2.47% 5/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	7,200,000	7,200,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 2.15% 5/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,205,000	7,205,000
Series 2015 A3, 2.3% 5/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,300,000	1,300,000
New York Dorm. Auth. Revs.:
(Univ. of Rochester Proj.) Series 2003 A, 2.3% 5/1/19, LOC JPMorgan Chase Bank, VRDN (a)	1,680,000	1,680,000
Series 2019 B:
2.3% 5/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	32,210,000	32,210,000
2.4% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,000,000	17,000,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 2.36% 5/7/19, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
(505 West 37th Street Proj.):
Series 2009 A, 2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,100,000	1,100,000
Series 2009 B, 2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,750,000	27,750,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 2.4% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	37,305,000	37,305,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 2.43% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	83,275,000	83,275,000
Series 2010 A:
2.44% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,050,000	5,050,000
2.44% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	60,030,000	60,030,000
Series 2013 A:
2.3% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	8,250,000	8,250,000
2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,860,000	31,860,000
Series 2014 A, 2.31% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300,000	23,300,000
Series 2015 A, 2.43% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500,000	21,500,000
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 2.13% 5/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,570,000	6,570,000
Series 2008 B7V, 2.13% 5/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 2.27% 5/1/19, LOC TD Banknorth, NA, VRDN (a)	3,800,000	3,800,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 2.3% 5/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,340,000	9,340,000
Series 2005 E1, 2.37% 5/7/19, LOC PNC Bank NA, VRDN (a)	13,000,000	13,000,000
Series 2015 E4, 2.37% 5/7/19, LOC PNC Bank NA, VRDN (a)	7,695,000	7,695,000
Series E3, 2.31% 5/1/19, LOC Bank of America NA, VRDN (a)	34,675,000	34,675,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 2.4% 5/7/19, LOC Mizuho Bank Ltd., VRDN (a)	15,000,000	15,000,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 2.25% 5/7/19, LOC TD Banknorth, NA, VRDN (a)	1,195,000	1,195,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A1, 2.28% 5/1/19, LOC JPMorgan Chase Bank, VRDN (a)	1,135,000	1,135,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 2.24% 5/1/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,125,000	9,125,000
Series 2005 B, 2.27% 5/1/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,590,000	10,590,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 2.38% 5/7/19, LOC Freddie Mac, VRDN (a)	11,635,000	11,635,000
(Bruckner by the Bridge Proj.) Series 2008 A, 2.38% 5/7/19, LOC Freddie Mac, VRDN (a)	10,490,000	10,490,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 2.37% 5/7/19, LOC Freddie Mac, VRDN (a)	3,675,000	3,675,000
Series 2011 B, 2.35% 5/7/19, LOC Freddie Mac, VRDN (a)	5,120,000	5,120,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 2.37% 5/7/19, LOC Freddie Mac, VRDN (a)	3,375,000	3,375,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 2.46% 5/7/19, LOC Freddie Mac, VRDN (a)	40,375,000	40,375,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 2.38% 5/7/19, LOC Fannie Mae, VRDN (a)	13,045,000	13,045,000
(90 West Street Proj.) Series 2006 A, 2.13% 5/7/19, LOC Fannie Mae, VRDN (a)	2,200,000	2,200,000
(Two Gold Street Proj.) Series 2006 A, 2.13% 5/7/19, LOC Fannie Mae, VRDN (a)	21,300,000	21,300,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 2.3% 5/7/19, LOC Fannie Mae, VRDN (a)	40,545,000	40,545,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 2.13% 5/7/19, LOC Fannie Mae, VRDN (a)	700,000	700,000
(Taconic West 17th St. Proj.) Series 2009 A, 2.3% 5/7/19, LOC Fannie Mae, VRDN (a)	11,000,000	11,000,000
Series 2009 A, 2.39% 5/7/19, LOC Fannie Mae, VRDN (a)	37,725,000	37,725,000
		749,955,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1997 1, 2.35% 5/30/19, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 2.35% 5/30/19, VRDN (a)(b)	5,800,000	5,800,000
		8,300,000
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 2.46% 5/7/19, LOC Bank of America NA, VRDN (a)	2,540,000	2,540,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 2.2% 5/7/19, VRDN (a)	700,000	700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.48% 5/7/19, VRDN (a)	300,000	300,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 2.2% 5/7/19, VRDN (a)	300,000	300,000
Series 1994, 2.48% 5/7/19, VRDN (a)	500,000	500,000
		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $793,595,000)		793,595,000

Tender Option Bond - 43.1%
California - 0.2%
California Gen. Oblig. Participating VRDN Series Spears DB 80 18, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200,000	1,200,000
Dignity Health Participating VRDN:
Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	995,000	995,000
Series DBE 80 11, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000,000	2,000,000
		4,195,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,615,000	1,615,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,000,000	2,000,000
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. Bonds Series 2016 23, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	295,000	295,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	200,000	200,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
		1,200,000
Illinois - 0.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,700,000	3,700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	4,100,000	4,100,000
		7,800,000
New York - 40.0%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters XX 11 00, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,100,000	5,100,000
City of New York Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 53, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750,000	3,750,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series 2017 XG 0114, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,760,000	7,760,000
Series Floaters XF 05 98, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,200,000	6,200,000
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 2.43%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,010,000	3,010,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,200,000	1,200,000
Series Floaters XF 05 51, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,700,000	2,700,000
Series Floaters XF 06 77, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,100,000	2,100,000
Series Floaters XF 24 57, 2.35% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,333,500	2,333,500
Series Floaters XM 07 00, 2.35% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,020,000	4,020,000
Series Floaters ZM 07 37, 2.38% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 2.43%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,590,000	1,590,000
Participating VRDN:
Series 15 ZF0197, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series 15 ZF0201, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700,000	2,700,000
Series DB 8036, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,560,000	2,560,000
Series Floaters E86, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,665,000	2,665,000
Series Floaters E87, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,995,000	12,995,000
Series Floaters E88, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,830,000	15,830,000
Series Floaters XF 07 26, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800,000	2,800,000
Series Floaters XF 25 61, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,125,000	7,125,000
Series Floaters XM 07 06, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,000,000	6,000,000
Series Floaters ZF 07 24, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,005,000	5,005,000
Series MS 3324, 2.33% 5/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(c)(d)	6,650,000	6,650,000
Series MS 3361, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 55, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 56, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series ROC II R 14045, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	26,070,000	26,070,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500,000	7,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	780,000	780,000
Series 15 XF0128, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,940,000	8,940,000
Series 15 XF0129, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	16,700,000	16,700,000
Series 16 ZM0161, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000,000	4,000,000
Series 2017 03, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,330,000	8,330,000
Series 2017 ZM 0495, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,000,000	3,000,000
Series EGL 2017 06, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,655,000	5,655,000
Series Floaters 2018 E124, 2.3% 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400,000	3,400,000
Series Floaters E 129, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,300,000	33,300,000
Series Floaters XF 07 45, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series Floaters XF 10 11, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,060,000	6,060,000
Series Floaters XF 25 69, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Series Floaters XF 27 57, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,000,000	6,000,000
Series Floaters XL 00 67, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,425,000	7,425,000
Series Floaters XM 04 36, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,500,000	6,500,000
Series Floaters XM 07 29, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,305,000	2,305,000
Series Floaters XM 07 31, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	2,000,000	2,000,000
Series Floaters YX 11 04, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,385,000	4,385,000
Series Floaters ZF 06 87, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,025,000	5,025,000
Series Floaters ZM 05 47, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,500,000	2,500,000
Series MS 00 3387, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,500,000	2,500,000
Series MS 3274 X, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,980,000	7,980,000
Series MS 3373, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,125,000	6,125,000
Series Putters 15 XM0002, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	20,765,000	20,765,000
Series XG 0112, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800,000	2,800,000
Series XM 03 56, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Series XX 1046, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	20,000,000	20,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series XF 23 18, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,300,000	9,300,000
Series XM 03 57, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 2.32% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,250,000	8,250,000
Series Floaters XF 25 55, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,920,000	5,920,000
Series Floaters XM 06 19, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,355,000	6,355,000
Series MS 3414, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500,000	4,500,000
Series 2014 XM0029, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,570,000	12,570,000
Series Floaters XF 27 82, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,500,000	6,500,000
Series Floaters E99, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,995,000	19,995,000
Series Floaters XF 06 43, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,000,000	12,000,000
Series Floaters XF 07 16, 2.32% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,200,000	4,200,000
Series Floaters XF 07 17, 2.32% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	12,285,000	12,285,000
Series Floaters XF 28 02, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters XG 01 85, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	13,190,000	13,190,000
Series Floaters XM 04 22, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	21,640,000	21,640,000
Series Floaters XM 04 38, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500,000	3,500,000
Series Floaters ZF 26 37, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,795,000	2,795,000
Series Floaters ZM 05 44, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,445,000	4,445,000
Series MS 3360, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,130,000	3,130,000
Series MS 3393, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,890,000	2,890,000
Series ROC II R 11902, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200,000	2,200,000
Series ROC II R 11994, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,050,000	11,050,000
Series ROC II R 14082, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	12,580,000	12,580,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,045,000	19,045,000
Series MS 3275, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,000,000	10,000,000
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,550,000	4,550,000
Series ROC II R 11943, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,580,000	5,580,000
Series ROC II R 11955, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,000,000	9,000,000
Series ROC II R 11975, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,590,000	7,590,000
Series XF 22 68, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,500,000	3,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,100,000	8,100,000
Series 16 XM0215, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,905,000	8,905,000
Series Floaters XF 25 86, 2.31% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XG 01 69, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,200,000	7,200,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	9,959,000	9,959,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	41,365,000	41,365,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,340,000	3,340,000
Series 16 ZM0174, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,145,000	9,145,000
Series 2015 ZF0209, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 2.32% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,080,000	9,080,000
New York Univ., Bonds Series Solar 0034, 2.43%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300,000	1,300,000
New York Urban Dev. Corp. Rev. Participating VRDN Series DB 8029, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	18,995,000	18,995,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XL0003, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,950,000	9,950,000
Series Floaters XF 06 36, 2.32% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,500,000	8,500,000
Series Floaters XF 25 87, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,285,000	10,285,000
Series Floaters XF 27 91, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters ZF 26 32, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,960,000	2,960,000
Series Floaters ZF 27 69, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,000,000	2,000,000
Series Floaters ZF 27 72, 2.32% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	19,560,000	19,560,000
Series RBC 16 ZM 0138, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000,000	7,000,000
Series XM 04 76, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,800,000	5,800,000
Series XM 03 41, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700,000	7,700,000
Series Floaters ZF 27 40, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600,000	2,600,000
Series Floaters ZM 01 22, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Series Floaters ZM 04 56, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,700,000	1,700,000
		888,237,500
New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,360,000	5,360,000
Series DB 8033, 2.45% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,300,000	4,300,000
Series Floaters XF 05 62, 2.35% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	695,000	695,000
Series Floaters XF 05 65, 2.32% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,940,000	2,940,000
Series Floaters XF 06 97, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,225,000	5,225,000
Series Floaters XM 05 05, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,200,000	7,200,000
Series Floaters ZF 26 87, 2.31% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,100,000	2,100,000
Series Floaters ZM 04 10, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
Series MS 15 ZM0099, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)(e)	1,100,000	1,100,000
Series MS 3249, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500,000	3,500,000
Series ROC II R 14077, 2.31% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,315,000	7,315,000
		41,035,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.42% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	785,000	785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,000,000	1,000,000
		1,985,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Pennsylvania - 0.3%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,400,000	1,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700,000	1,700,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Participating VRDN Series DBE 8032, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	730,000	730,000
		6,030,000
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,400,000	2,400,000
TOTAL TENDER OPTION BOND
(Cost $956,992,500)		956,992,500

Other Municipal Security - 14.4%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,425,000	6,425,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,305,000	5,305,000
		11,730,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.8% tender 5/3/19, CP mode	2,300,000	2,300,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(f)	100,000	100,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.79% tender 6/13/19, CP mode	4,500,000	4,500,000
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.426%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	4,590,000	4,590,231
New York - 13.2%
Albany City School District BAN Series 2018 B, 3% 8/2/19	12,397,000	12,434,489
Babylon Union Free School District TAN Series 2018, 3% 6/21/19	3,400,000	3,404,593
Baldwinsville Central School District BAN Series 2018, 3% 10/25/19	12,400,000	12,454,963
Bay Shore Union Free School District TAN Series 2018, 3% 6/21/19	16,300,000	16,322,908
Bayport-Blue Point Union Free School District TAN Series 2018, 3% 6/25/19	6,200,000	6,209,507
Burnt Hills Ballston Lake NY BAN Series 2018, 3% 6/21/19	1,000,000	1,001,195
Central Islip Union Free School District TAN Series 2018, 3% 6/27/19	4,400,000	4,406,259
Commack Union Free School District TAN Series 2018, 3% 6/26/19	15,200,000	15,225,109
Coxsackie Athens N Y Cent School District BAN Series 2018, 3% 6/7/19	6,651,000	6,658,477
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	9,200,000	9,286,988
Elwood Union Free School District:
BAN Series 2018, 3% 9/18/19	2,440,000	2,449,172
TAN Series 2018, 3% 6/21/19	6,000,000	6,008,781
Harborfields Central School District Greenlawn BAN Series 2018, 4% 9/5/19	3,110,000	3,131,965
Irondequoit Gen. Oblig. BAN Series 2019 B, 3% 12/20/19	1,170,000	1,179,054
Jericho Union Free School District TAN Series 2018, 3% 6/21/19	4,700,000	4,706,742
Kenmore-Tonawanda Union Free School District BAN Series 2018, 3% 6/13/19	10,200,000	10,211,020
Middletown BAN Series 2018 B, 3% 8/28/19	4,725,000	4,738,768
Middletown City School District BAN Series 2018, 2.75% 6/20/19	2,050,000	2,052,432
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.000% 2.3%, tender 10/11/19 (a)(f)	18,000,000	18,000,000
Series 2014 B2, 2.3%, tender 1/6/20 (a)	13,490,000	13,490,000
New York Pwr. Auth. Series 2:
1.77% 5/16/19, CP	33,659,000	33,659,000
1.77% 5/16/19, CP	2,892,000	2,892,000
New York Thruway Auth. Gen. Rev. Bonds Series 2013 A, 5% 5/1/19	14,560,000	14,560,000
North Tonawanda City School District BAN Series 2018, 3.25% 8/23/19	3,700,000	3,712,709
Oceanside Union Free School District TAN Series 2018, 3% 6/26/19	9,600,000	9,614,349
Patchogue Medford Union Free School District TAN Series 2018, 3% 6/25/19	16,200,000	16,223,607
Port Washington Union Free School District BAN Series 2018, 4% 8/7/19	7,200,000	7,237,456
Riverhead Central School District BAN Series 2018, 3% 9/13/19	1,500,000	1,505,709
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	5,800,000	5,867,684
Sachem Central School District of Holbrook TAN Series 2018, 3.5% 6/25/19	4,600,000	4,610,753
Three Village Central School District TAN Series 2018, 2.75% 6/27/19	13,300,000	13,317,850
Tonawanda Town BAN Series 2018, 3.5% 8/29/19	3,912,705	3,932,896
Washingtonville N Y Cent School D BAN Series 2019, 2.75% 6/26/19	9,800,000	9,810,937
West Islip Union Free School District:
BAN Series 2018, 3% 7/24/19	6,000,000	6,016,542
TAN Series 2018:
3.25% 6/21/19	4,900,000	4,908,076
4% 6/21/19	900,000	902,293
Williamsville Central School District BAN Series 2018, 3% 6/12/19	500,000	500,563
		292,644,846
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 1.95% 7/10/19, CP	1,835,000	1,835,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.396%, tender 5/21/19 (Liquidity Facility Royal Bank of Canada)(a)(f)	1,400,000	1,400,144
TOTAL OTHER MUNICIPAL SECURITY
(Cost $319,100,221)		319,100,221
	Shares	Value

Investment Company - 5.8%
Fidelity Tax-Free Cash Central Fund, 2.31% (g)(h)
(Cost $129,357,354)	129,348,113	129,357,354
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $2,199,045,075)		2,199,045,075
NET OTHER ASSETS (LIABILITIES) - 1.0%		21,272,634
NET ASSETS - 100%		$2,220,317,709

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,495,000 or 1.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,100,000 or 0.1% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,600,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,615,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,000,000
Dignity Health Participating VRDN Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$995,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$2,400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 12/3/18	$1,700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18 - 12/3/18	$600,000
Port Auth. of New York & New Jersey Series 1997 1, 2.35% 5/30/19, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 2.35% 5/30/19, VRDN	1/3/13 - 12/15/17	$5,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$755,990
Total	$755,990

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 27, 2019